Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Transamerica High Yield Muni
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Transamerica High Yield Muni
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to maximize total return through investment in medium- and lower-grade municipal securities that are exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional and in the “Waivers and/or Reductions of Charges” section on page 290 of the fund’s prospectus and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2017
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

		During the most recent fiscal year, the portfolio turnover rate for the fund was 78% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	78.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the fund’s sub-adviser, Belle Haven Investments, L.P. (the “sub-adviser”), invests at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in municipal fixed-income securities the interest from which is exempt from federal income tax and the federal alternative minimum tax (“AMT”) applicable to individuals. Interest income from some of the municipal obligations in which the fund may invest may be subject to AMT for individuals. The fund invests primarily in general obligation and revenue bonds issued by U.S. municipal issuers, as well as issuers in U.S. territories and possessions. The fund may invest 25% or more of its total assets in any sector or sub-sector of the municipal bond market.

The fund is an actively managed, total return strategy that seeks to identify inefficiencies in the municipal bond market. The process is engineered to seek to exploit mispricing that may be apparent at the issuer, credit, industry, security and/or maturity level based on macro-economic and fundamental analysis. Analysis is also used to determine the fund’s yield curve positioning. Investment decisions are made to maximize total return while balancing portfolio risk. The fund’s investments generally include higher yielding municipal bonds, specifically medium- to- lower-grade municipal bonds. High-yield, lower-grade debt securities (commonly known as “junk bonds”) are those rated below “Baa” by Moody’s Investors Service, Inc. (“Moody’s”) or lower than “BBB” by Standard & Poor’s Rating Services (“S&P”) or comparable ratings by other nationally recognized rating organizations (or, in the case of unrated securities, determined by the sub-adviser to be of comparable quality). The fund has the flexibility to invest the remainder of its assets in a broad array of issuers across the credit spectrum.

The fund may also invest up to 15% of its assets in municipal bonds that are distressed securities. Distressed securities are securities that are the subject of bankruptcy proceedings or are rated in the lowest rating categories by at least one independent rating agency (“CC” or lower by S&P or Fitch or “Ca” or lower by Moody’s), or if unrated, judged to be of comparable quality by the sub-adviser. The fund may also invest in higher quality debt securities.

Under normal conditions, the duration of the fund will generally vary between three and 20 years. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security to changes in interest rates. The fund does not limit the maturity of the securities in which it invests. The maturity of a fixed income security is the measure of time remaining until the final payment on the security is due. However, under normal circumstances, the fund may focus on longer-term maturities in an effort to capture the higher yields generally associated with such maturities. The fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The fund may invest in derivative instruments such as options and futures contracts for speculative, hedging, or duration management purposes. The fund may also invest in exchange-traded funds (“ETFs”) as well as municipal bond closed-end funds.

		The fund is non-diversified.
Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Risk is inherent in all investing. Many factors affect the fund's performance. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order) of investing in the fund. You may lose money if you invest in this fund.

Active Trading – The fund is actively managed and may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution.

Counterparty – The fund will be subject to credit risk (meaning the risk of adverse changes in an issuer’s real or perceived financial strength) with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the fund or held by special purpose or structured vehicles. Adverse changes to counterparties may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the value of your investment in the fund may decline.

Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the fund or a counterparty to a financial contract with the fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

Derivatives – Using derivatives exposes the fund to additional risks and can increase fund losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated by the fund. Using derivatives also can have a leveraging effect and increase fund volatility. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the fund. Use of derivatives may have different tax consequences for the fund than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Funds—More on Principal Risks: Derivatives” in this prospectus. In addition, the SEC has proposed a new rule that would change the regulation of the use of derivatives by registered investment companies, such as the fund. If the proposed rule takes effect, it could limit the ability of the fund to invest in derivatives.

Distressed or Defaulted Securities – Investments in defaulted securities and obligations of distressed issuers, including securities that are, or may be, involved in reorganizations or other financial restructurings, either out of court or in bankruptcy, involve substantial risks and are considered speculative. The fund may suffer significant losses if the reorganization or restructuring is not completed as anticipated. The fund will generally not receive interest payments on the distressed securities and may incur costs to protect its investment. Repayment of defaulted securities and obligations of distressed issuers is subject to significant uncertainties.

Exchange Traded Funds (ETFs) – Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. ETF shares may trade at a premium or discount to net asset value. ETFs are subject to secondary market trading risks. In addition, a fund will bear a pro rata portion of the operating expenses of an ETF in which it invests.

Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the fund’s share price to be more volatile.

Fixed-Income Securities – The market prices of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the market value of a fixed income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. When market prices fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Interest Rate – Interest rates in the U.S. have been at historically low levels, so the fund faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the fund may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the fund.

Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the fund, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. Certain changes have already been proposed and additional changes are expected. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the fund. The fund also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

Leveraging – The value of your investment may be more volatile to the extent that the fund borrows or uses derivatives or other investments that have a leveraging effect on the fund. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the fund would otherwise have had. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the fund's assets. The fund also may have to sell assets at inopportune times to satisfy its obligations.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the fund to sell, particularly during times of market turmoil. These illiquid investments can be difficult to value. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

Manager – The fund is subject to the risk that the sub-adviser’s judgments and investment decisions, as well as the methods, tools, resources, information and data, and the analyses employed or relied on by the sub-adviser to make those judgments and decisions may be incorrect or otherwise may not produce the desired results. This could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Market – The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

In the past several years, financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers defaulted on, or were forced to restructure, their debts. These market conditions may continue, worsen or spread.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks have taken steps to support financial markets, including keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve recently has reduced its market support activities. Further reduction or withdrawal of Federal Reserve or other U.S. or non-U.S. governmental or central bank support, including interest rate increases, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the fund invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the fund's investments may be negatively affected.

Municipal Securities – Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. To the extent the fund invests significantly in a single state or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, the fund will be more susceptible to associated risks and developments. In recent periods an increasing number of municipal issuers have defaulted on obligations, commenced insolvency proceedings, or suffered credit downgrading. Financial difficulties of municipal issuers may continue or worsen.

The fund may invest in municipal securities of issuers in Puerto Rico or other U.S. territories, which are exempt from federal, state, and, where applicable, local income taxes. These municipal securities may have more risks than tax-exempt securities issued by other issuers. Like many U.S. states and municipalities, Puerto Rico experienced a significant downturn during the recent recession. Puerto Rico’s downturn was particularly severe, and it continues to face a very challenging economic and fiscal environment. As a result, securities issued by many Puerto Rican issuers have low credit ratings or are on “negative watch” by credit rating organizations, and markets in such securities have been volatile. If the economic situation in Puerto Rico persists or worsens, the volatility and credit quality of Puerto Rican municipal securities could be adversely affected, and the market for such securities may experience continued volatility.

Non-Diversification – The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.

Portfolio Management – The value of your investment may decrease if the sub-adviser's judgment about the quality, relative yield, value or market trends affecting a particular security or issuer, industry, sector, region or market segment, or about the economy or interest rates is incorrect, or if there are imperfections, errors or limitations in the tools and data used by the sub-adviser or manager. In addition, the fund's investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the sub-adviser and could have an adverse effect on the value or performance of the fund.

Prepayment or Call – Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the fund will not benefit from the rise in market price that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on the prepaid security. The fund also may lose any premium it paid on the security.

Taxable Investments – Although distributions of interest income from the fund’s tax-exempt securities are generally exempt from regular federal income tax, distributions from other sources, including capital gain distributions, and any gains on the sale of your shares are not. In addition, the interest on the fund’s municipal securities could become subject to regular federal income tax due to noncompliant conduct by issuers, unfavorable legislation or litigation, or adverse interpretations by regulatory authorities. You should consult a tax adviser about whether an alternative minimum tax applies to you and about state and local taxes on your fund distributions.

		Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. The fund's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.
Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money if you invest in this fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification – The fund is classified as “non-diversified,” which means it may invest a larger percentage of its assets in a smaller number of issuers than a diversified fund. To the extent the fund invests its assets in a smaller number of issuers, the fund will be more susceptible to negative events affecting those issuers than a diversified fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance. The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges.

Absent any limitation of the fund’s expenses, total returns would be lower.

		As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-233-4339
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.transamerica.com/individual/products/mutual-funds/performance/
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (calendar years ended December 31) - Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Return
Best Quarter:	06/30/2014	5.31%
Worst Quarter:	06/30/2015	-1.68%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2015)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes deduction of applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

		After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.
Transamerica High Yield Muni | A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.38%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.92%	[3]
1 year	rr_ExpenseExampleYear01	$ 416
3 years	rr_ExpenseExampleYear03	687
5 years	rr_ExpenseExampleYear05	979
10 years	rr_ExpenseExampleYear10	1,810
1 year	rr_ExpenseExampleNoRedemptionYear01	416
3 years	rr_ExpenseExampleNoRedemptionYear03	687
5 years	rr_ExpenseExampleNoRedemptionYear05	979
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,810
2014	rr_AnnualReturn2014	17.23%
2015	rr_AnnualReturn2015	6.40%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.68%)
1 Year	rr_AverageAnnualReturnYear01	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	9.86%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Transamerica High Yield Muni | C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management fees	rr_ManagementFeesOverAssets	0.54%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.50%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	2.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.53%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.52%	[3]
1 year	rr_ExpenseExampleYear01	$ 255
3 years	rr_ExpenseExampleYear03	592
5 years	rr_ExpenseExampleYear05	1,055
10 years	rr_ExpenseExampleYear10	2,337
1 year	rr_ExpenseExampleNoRedemptionYear01	155
3 years	rr_ExpenseExampleNoRedemptionYear03	592
5 years	rr_ExpenseExampleNoRedemptionYear05	1,055
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 2,337
1 Year	rr_AverageAnnualReturnYear01	4.78%
Since Inception	rr_AverageAnnualReturnSinceInception	10.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Transamerica High Yield Muni | I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.54%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.53%	[1]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.08%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.31%	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.77%	[3]
1 year	rr_ExpenseExampleYear01	$ 79
3 years	rr_ExpenseExampleYear03	313
5 years	rr_ExpenseExampleYear05	565
10 years	rr_ExpenseExampleYear10	1,289
1 year	rr_ExpenseExampleNoRedemptionYear01	79
3 years	rr_ExpenseExampleNoRedemptionYear03	313
5 years	rr_ExpenseExampleNoRedemptionYear05	565
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,289
1 Year	rr_AverageAnnualReturnYear01	6.54%
Since Inception	rr_AverageAnnualReturnSinceInception	11.62%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Transamerica High Yield Muni | Return after taxes on distributions | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	8.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Transamerica High Yield Muni | Return after taxes on distributions and sale of fund shares | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.80%
Since Inception	rr_AverageAnnualReturnSinceInception	7.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 31, 2013
Transamerica High Yield Muni | Barclays High Yield Municipal Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	5.76%

[1]	Management fees have been restated to reflect the combination of investment advisory and administrative services fees under one agreement providing for a single management fee. As a result, "Other expenses" do not include administrative services fees. Prior to March 1, 2016, the fund paid investment advisory fees of 0.51% and administrative services fees of 0.03%.
[2]	Contractual arrangements have been made with the fund's investment manager, Transamerica Asset Management, Inc. ("TAM"), through March 1, 2017 to waive fees and/or reimburse fund expenses to the extent that the fund's total operating expenses exceed 0.76%, excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the fund's business. These arrangements cannot be terminated prior to March 1, 2017 without the Board of Trustees' consent. TAM is entitled to reimbursement by the fund of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized fund operating expenses are less than the cap. In addition, 0.10% of the 0.25% distribution and services (12b-1) fee for Class A shares and 0.25% of the 1.00% distribution and services (12b-1) fee for Class C shares will be contractually waived through March 1, 2017.
[3]	Total annual fund operating expenses do not correlate to the ratios of expenses to average net assets in the financial highlights table, which do not include acquired (i.e., underlying) funds’ fees and expenses.